Shareholder Report, Holdings (Details) - C000057444	May 31, 2025
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%